Related parties (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Other assets	R$ 96,252	R$ 62,484	R$ 3,586
Other liabilities	163,561	107,405	15,213
Other income (expenses), net	R$ 1,654	R$ 43,166	R$ 4,302